Additional analysis of debt securities - Unrealised loss positions (Details) - US insurance operations - Debt securities - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Financial assets classified as available-for-sale	$ 34,650	$ 57,091
Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,396	3,496
Assets fair valued at below book value
Available-for-sale securities
Financial assets classified as available-for-sale	4,967	3,094
Assets fair valued at below book value | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(144)	(27)	$ (1,178)
Assets fair valued at below book value | Non-investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(19)	(2)
Assets fair valued at below book value | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(125)	(25)
Assets fair valued at below book value | 1 to 5 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(12)	(1)
Assets fair valued at below book value | 5 years to 10 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(15)	(12)
Assets fair valued at below book value | More than 10 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(115)	(7)
Assets fair valued at below book value | Mortgage-backed and other debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(2)	(7)
Assets fair valued at below book value | Between 90% and 100%
Available-for-sale securities
Financial assets classified as available-for-sale	4,902	3,083
Assets fair valued at below book value | Between 90% and 100% | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(128)	(25)
Assets fair valued at below book value | Between 80% and 90%
Available-for-sale securities
Financial assets classified as available-for-sale	13	11
Assets fair valued at below book value | Between 80% and 90% | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(2)	(2)
Assets fair valued at below book value | Below 80%
Available-for-sale securities
Financial assets classified as available-for-sale	52
Assets fair valued at below book value | Below 80% | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(14)
Less than 6 months | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(133)	(21)
Less than 6 months | Non-investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(15)	(1)
Less than 6 months | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(118)	(20)
6 months to 1 year | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(11)	(2)
6 months to 1 year | Non-investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(4)	(1)
6 months to 1 year | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(7)	(1)
1 year to 2 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(1)
1 year to 2 years | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(1)
2 years to 3 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(1)
2 years to 3 years | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(1)
More than 3 years | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		(2)
More than 3 years | Investment grade | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale		$ (2)
3 months to 6 months | Below 80%
Available-for-sale securities
Financial assets classified as available-for-sale	51
3 months to 6 months | Below 80% | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(14)
More than 6 months | Below 80%
Available-for-sale securities
Financial assets classified as available-for-sale	$ 1